                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-05476

                          LORD ABBETT GLOBAL FUND, INC.
                          -----------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 12/31

Date of reporting period: 12/31/05

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ITEM 1:     REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2005
ANNUAL
  REPORT

LORD ABBETT
   GLOBAL EQUITY FUND
   GLOBAL INCOME FUND

FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005

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LORD ABBETT GLOBAL FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Global Equity Fund's and Lord Abbett Global Income Fund's strategies and performance for the year ended December 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

   Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005?
A: Foreign equity markets, as measured by the MSCI EAFE(R) Index(1) in U.S. dollars, rose 14.0 percent, outperforming the U.S. equity markets, as measured by the S&P 500(R) Index,(2) which rose 4.9 percent for the one-year period ended December 31, 2005. Overseas markets had a strong year, with positive returns posted by the majority of developed market indexes. Japan and the United Kingdom, which made up roughly half of the MSCI EAFE Index at year-end, gained
25.5 percent and 7.4 percent, respectively, when measured in U.S. dollar terms. Global emerging markets also performed well. The MSCI Emerging Market Index(3) rose 34.0 percent in U.S. dollar terms over the year, reflecting the willingness of global investors to turn toward risky assets to look for growth opportunities. This trend was also evident in the small-cap sector. Foreign small-cap stocks, up 22.1 percent as measured by the S&P/Citigroup Extended Market World ex-U.S. Index(4) in U.S dollars, outperformed foreign large-cap stocks over the year.

   While world economic growth has slowed from the torrid pace of 2003-2004, the current expansion continues unabated and broadened out substantially over the course of 2005. Strength in both developing countries and in North America buoyed many European and Asian economies through exports, thus making up for some of the slack demand seen in their domestic economies. This stimulus was supported by low interest rates in many economies and supported strong corporate profit and dividend growth, which in turn led to better equity market returns.

   The key drivers of performance in global bond markets throughout the year were interest rates and currencies. Early in the year, the long-standing but divergent monetary policies of the developed nations made some nation's bonds more

                                                                               1
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attractive than others and, in turn, influenced the relative valuations of currencies. Later in the year, central bank actions and/or statements and increasing expectations for less divergent interest rates among the developed nations affected valuations.

LORD ABBETT GLOBAL EQUITY FUND

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED DECEMBER 31, 2005?
A: The fund returned 8.2 percent, reflecting performance at the net asset value
(NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the MSCI World Index,(5) which returned 10.0 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF DECEMBER 31, 2005, ARE:
1 YEAR: 1.96 PERCENT, 5 YEARS: -1.45 PERCENT, AND 10 YEARS: 3.40 PERCENT. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment-Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

   PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?
A: Overall for the year, the allocation of sector weights detracted from fund performance relative to its benchmark, while stock selection was generally more positive. The greatest detractor to performance, relative to its benchmark, was stock selection in the consumer staples sector. Consumer staples companies include those that produce or sell regularly consumed goods, such as food, beverages, tobacco, prescription drugs, and household products. The fund's investment in U.S.-based Kraft Foods Inc., a global provider of branded foods and beverages, took away from performance.

   Stock selection in the utilities sector also hurt fund performance, relative to its benchmark, for the year. Enel, a large Italian electrical utility company, underperformed as management and the Italian Government made it clear they

2
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would not allow a foreign takeover of the company.

   The greatest contributor to fund performance, relative to its benchmark, during the year was stock selection in the consumer discretionary sector. This sector includes stocks in the consumer durables, apparel, media, hotel, and leisure industries. Yamada Denki Co. Ltd. and Don Quijote, two Japanese specialty retailers, reported strong performance as they enjoyed the benefits of very high market share, expanded margins, and increased buying opportunities.

   In addition, stock selection in the energy sector boosted fund performance relative to its benchmark. The fund benefited most from its holdings in Asian refineries and fast-growing, smaller exploration and production companies. Reliance Industries Ltd., a refinery based in India, aided fund performance as its returns were boosted by higher pricing. Opti Canada Inc., a Canadian energy exploration and production company, outperformed as it successfully reached significant milestones in building Canada's fourth and next integrated oil sands project. Tullow Oil PLC, a U.K. exploration and production company, posted strong performance primarily due to strong oil and gas pricing environment.

   THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT GLOBAL INCOME FUND

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED DECEMBER 31, 2005?
A: The fund returned -5.6 percent, reflecting performance at the net asset value
(NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Lehman Brothers Global Aggregate Bond Index,(6) which returned -4.5 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF DECEMBER 31, 2005, ARE: 1 YEAR: -10.07 PERCENT, 5 YEARS: 5.17 PERCENT, AND 10
YEARS: 3.61 PERCENT. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment-Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

   PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN

                                                                               3
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THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY
BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?
A: Detracting from performance, relative to its benchmark, was the fund's underweight in investment-grade corporate bonds. The fund's overweight in mortgage-backed securities (MBS) and commercial mortgage-backed securities
(CMBS) also hurt performance relative to the benchmark. Yields for high-quality, highly liquid securities like MBS and CMBS ended the year higher (resulting in lower prices), both on an absolute basis and relative to Treasuries.

   Contributing to performance, relative to its benchmark, was the fund's overweight in the U.S. dollar, which appreciated against its major competitors over much of the year. Later in the year, however, on the expectation of a shift in monetary policy in the major central banks, some U.S. dollar positions were eliminated.

   The fund's participation in emerging markets, particularly in the sovereign debt of Russia, Brazil, and South Africa, added to performance, relative to its benchmark, as expectations for credit upgrades in some emerging markets grew, pushing bond prices in the sector higher. Over much of the year, the fund's overweight in European bonds and underweight in U.S. bonds benefited performance relative to the benchmark.

   THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)(R) Index is an unmanaged capitalization index representing the industry composition and a sampling of small, medium, and large capitalization companies. It is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia, and the Far East.

(2) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(3) The MSCI Emerging Market Index is an unmanaged index reflecting approximately 60 percent of the market capitalization, by industry, in each of 26 emerging market countries.

(4) The S&P/Citigroup Global Equity Index System(SM) and the names of each of the indexes and subindexes that it comprises (GEIS and such indexes and subindexes, each

4
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an "Index" and collectively, the "Indexes"), are service marks of Citigroup. The
S&P/Citigroup Extended Market World (EMI) ex-U.S. Index is a subset of the Global S&P/Citigroup Broad Market Index (BMI).

(5) The MSCI World Index is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Canada, Europe, Australasia, and the Far East, with values expressed in U.S. dollars.

(6) The Lehman Brothers Global Aggregate Bond Index is a broad-based measure of the global investment-grade, fixed-income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes eurodollar and euro/yen corporate bonds, Canadian government securities, and U.S. dollar investment-grade 144A securities.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the funds' management and the portfolio holdings described in this report are as of December 31, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the funds, please see the funds' prospectuses.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the funds' prospectuses.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                                                                               5
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GLOBAL EQUITY FUND

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INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Morgan Stanley Capital International (MSCI) World Index ("With Gross Dividends") and the MSCI World Index ("With Net Dividends"), assuming reinvestment of all dividends and distributions. "With Net Dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the MSCI World Index. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                           THE FUND (CLASS A SHARES)   MSCI(R) WORLD        MSCI(R) WORLD
               THE FUND (CLASS A SHARES)   AT MAXIMUM                  INDEX ("WITH GROSS   INDEX ("WITH NET
               AT NET ASSET VALUE          OFFERING PRICE(1)           DIVIDENDS")(2)       DIVIDENDS")(2)
12/31/1995                     $  10,000                   $   9,425            $  10,000            $  10,000
12/31/1996                     $  10,837                   $  10,214            $  11,400            $  11,348
12/31/1997                     $  11,703                   $  11,030            $  13,250            $  13,136
12/31/1998                     $  12,764                   $  12,030            $  16,536            $  16,334
12/31/1999                     $  14,343                   $  13,519            $  20,727            $  20,408
12/31/2000                     $  15,029                   $  14,165            $  18,049            $  17,718
12/31/2001                     $  11,602                   $  10,935            $  15,067            $  14,738
12/31/2002                     $   9,679                   $   9,122            $  12,123            $  11,806
12/31/2003                     $  12,232                   $  11,529            $  16,216            $  15,715
12/31/2004                     $  13,698                   $  12,911            $  18,689            $  18,029
12/31/2005                     $  14,823                   $  13,971            $  20,561            $  19,740

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED DECEMBER 31, 2005

                       1 YEAR             5 YEARS           10 YEARS       LIFE OF CLASS
Class A(3)               1.96%             -1.45%               3.40%                 --
Class B(4)               3.52%             -1.10%                 --                3.21%
Class C(5)               7.61%             -0.94%                 --                3.23%
Class Y(6)               8.64%                 --                 --               17.39%

(1)  Reflects the deduction of the maximum initial sales charge of 5.75%.

(2) Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the indexes is not necessarily representative of the Fund's performance.

(3) Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2005, is calculated using the SEC-required uniform method to compute such return.

(4) Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

(5) Class C Shares were first offered on July 15, 1996 and made available to the public on August 1, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance began on August 1, 1996 and is at net asset value.

(6) Class Y shares were first offered on October 19, 2004. Performance is at net asset value.

6
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GLOBAL INCOME FUND

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INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Lehman Brothers Global Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                           THE FUND (CLASS A SHARES)
               THE FUND (CLASS A SHARES)   AT MAXIMUM                  LEHMAN BROTHERS GLOBAL
               AT NET ASSET VALUE          OFFERING PRICE(1)           AGGREGATE BOND INDEX(2)
12/31/1995                     $  10,000                   $   9,525                   $  10,000
12/31/1996                     $  10,612                   $  10,108                   $  10,491
12/31/1997                     $  11,061                   $  10,535                   $  10,888
12/31/1998                     $  12,253                   $  11,671                   $  12,382
12/31/1999                     $  11,093                   $  10,566                   $  11,741
12/31/2000                     $  11,088                   $  10,562                   $  12,114
12/31/2001                     $  11,296                   $  10,759                   $  12,304
12/31/2002                     $  12,979                   $  12,362                   $  14,336
12/31/2003                     $  14,639                   $  13,944                   $  16,126
12/31/2004                     $  15,869                   $  15,115                   $  17,616
12/31/2005                     $  14,978                   $  14,267                   $  16,823

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED DECEMBER 31, 2005

                       1 YEAR             5 YEARS           10 YEARS       LIFE OF CLASS
Class A(3)            -10.07%                5.17%              3.61%                 --
Class B(4)             -9.89%                5.32%                --                3.68%
Class C(5)             -6.20%                5.57%                --                3.87%
Class P(6)             -5.60%                5.97%                --                3.39%
Class Y(7)             -5.28%                  --                 --                0.17%

(1)  Reflects the deduction of the maximum initial sales charge of 4.75%.

(2) Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

(3) Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2005, is calculated using the SEC-required uniform method to compute such return.

(4) Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

(5) Class C shares were first offered on July 15, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

(6) Class P shares were first offered on March 4, 1999. Performance is at net asset value.

(7) Class Y shares were first offered on October 19, 2004. Performance is at net asset value.

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EXPENSE EXAMPLES

   As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005).

ACTUAL EXPENSES

   For each class of a Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 7/1/05 - 12/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   For each class of a Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on each Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GLOBAL EQUITY FUND

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   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING          ENDING       EXPENSES PAID
                                                     ACCOUNT          ACCOUNT        DURING THE
                                                      VALUE            VALUE          PERIOD+
                                                      -----            -----        -------------
                                                                                       7/1/05 -
                                                     7/1/05          12/31/05          12/31/05
                                                     ------          --------          --------
CLASS A
Actual                                          $      1,000.00   $      1,105.60   $       8.65
Hypothetical (5% Return Before Expenses)        $      1,000.00   $      1,016.99   $       8.29
CLASS B
Actual                                          $      1,000.00   $      1,102.70   $      12.08
Hypothetical (5% Return Before Expenses)        $      1,000.00   $      1,013.71   $      11.57
CLASS C
Actual                                          $      1,000.00   $      1,103.50   $      12.09
Hypothetical (5% Return Before Expenses)        $      1,000.00   $      1,013.71   $      11.57
CLASS Y
Actual                                          $      1,000.00   $      1,108.10   $       6.80
Hypothetical (5% Return Before Expenses)        $      1,000.00   $      1,018.75   $       6.51

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.63% for Class A, 2.28% for Classes B and C, and 1.28% for Class Y) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
DECEMBER 31, 2005

SECTOR*                              %**
Consumer Discretionary               7.99%
Consumer Staples                    12.48%
Energy                               7.40%
Financials                          20.21%
Healthcare                          16.79%
Industrials                         13.04%
Information Technology               9.29%
Materials                            5.34%
Short-Term Investment                0.33%
Telecommunication Services           4.91%
Utilities                            2.22%
Total                              100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

GLOBAL INCOME FUND

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   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   BEGINNING           ENDING       EXPENSES PAID
                                                    ACCOUNT           ACCOUNT        DURING THE
                                                     VALUE             VALUE          PERIOD+
                                                     -----             -----        -------------
                                                                                       7/1/05 -
                                                     7/1/05           12/31/05         12/31/05
                                                     ------           --------         --------
CLASS A
Actual                                          $      1,000.00   $        977.00   $          6.48
Hypothetical (5% Return Before Expenses)        $      1,000.00   $      1,018.68   $          6.61
CLASS B
Actual                                          $      1,000.00   $        972.40   $          9.69
Hypothetical (5% Return Before Expenses)        $      1,000.00   $      1,015.38   $          9.91
CLASS C
Actual                                          $      1,000.00   $        973.80   $          9.70
Hypothetical (5% Return Before Expenses)        $      1,000.00   $      1,015.38   $          9.91
CLASS P
Actual                                          $      1,000.00   $      1,025.20   $          7.45
Hypothetical (5% Return Before Expenses)        $      1,000.00   $      1,017.85   $          7.43
CLASS Y
Actual                                          $      1,000.00   $        977.40   $          4.73
Hypothetical (5% Return Before Expenses)        $      1,000.00   $      1,020.42   $          4.84

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Classes B and C, 1.46% for Class P and 0.95% for Class Y) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
DECEMBER 31, 2005

SECTOR*                              %**
Agency                               3.86%
Asset Backed                         1.85%
Banking                              6.10%
Basic Industry                       0.35%
Capital Goods                        0.07%
Consumer Non-Cyclical                0.37%
Energy                               0.29%
Finance & Investment                 8.62%
Foreign Sovereign                   28.71%
Government Guaranteed               10.45%
Local-Authority                      0.31%
Media                                0.39%
Mortgage Backed                     23.31%
Services Cyclical                    0.18%
Services Non-Cyclical                0.26%
Short-Term Investment                4.90%
Sovereign                            7.75%
Supranational                        0.88%
Technology & Electronics             0.04%
Telecommunications                   0.65%
Utility                              0.66%
Total                              100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS

GLOBAL EQUITY FUND DECEMBER 31, 2005

                                                                      U.S. $
                                                                       VALUE
INVESTMENTS                                         SHARES             (000)
----------------------------------------------------------------------------
COMMON STOCK 98.61%

AUSTRALIA 0.88%
Downer Edi Ltd.                                     61,722   $           325
Qantas Airways Ltd.                                146,286               433
                                                             ---------------
TOTAL                                                                    758
                                                             ---------------
AUSTRIA 0.48%
Telekom Austria AG~                                 18,577               417
                                                             ---------------
BELGIUM 0.71%
InBev NV/SA                                         14,109               614
                                                             ---------------
BERMUDA 0.35%
XL Capital Ltd. Class A                              4,500               303
                                                             ---------------
CANADA 2.48%
Alcan Inc.                                          15,300               627
Barrick Gold Corp.                                   7,906               220
Nexen Inc.                                           7,600               362
OPTI Canada Inc.*                                   11,900               391
Potash Corp. of
Saskatchewan, Inc.                                   2,024               162
Talisman Energy Inc.                                 7,200               382
                                                             ---------------
TOTAL                                                                  2,144
                                                             ---------------
CHINA 0.61%
China Petroleum &
Chemical Corp.                                   1,055,000               524
                                                             ---------------
FRANCE 4.10%
AXA                                                 12,963               419
BNP Paribas S.A.                                     9,160               741
France Telecom S.A.                                  7,811               194
PSA Peugeot Citroen S.A.                             8,104               467
Sanofi-Aventis                                       7,325               642
VINCI S.A.                                           3,897               335
Vivendi Universal S.A.                              23,601               739
                                                             ---------------
TOTAL                                                                  3,537
                                                             ---------------
GERMANY 4.01%
adidas-Salomon AG                                    2,721   $           515
Allianz AG Registered
Shares                                               3,391               514
Deutsche Bank AG
Registered Shares                                    4,214               408
Fresenius Medical
Care AG                                              6,015               634
Hannover
Ruckversicherung                                    11,629               412
IVG Immobilien AG                                   11,011               231
ProSieben Sat.1
Media AG                                            21,433               415
Siemens AG                                           3,893               334
                                                             ---------------
TOTAL                                                                  3,463
                                                             ---------------
GREECE 0.94%
National Bank of
Greece S. A.                                        14,130               602
Piraeus Bank S.A.                                    9,700               208
                                                             ---------------
TOTAL                                                                    810
                                                             ---------------
HONG KONG 0.78%
China Mobile
(Hong Kong) Ltd.                                    60,500               286
China Unicom Ltd.                                  478,000               389
                                                             ---------------
TOTAL                                                                    675
                                                             ---------------
HUNGARY 0.59%
Richter Gedeon Rt.                                   2,824               507
                                                             ---------------
INDIA 0.51%
Reliance Industries Ltd.                            22,323               441
                                                             ---------------
IRELAND 1.44%
DEPFA BANK plc                                      35,224               521
Irish Life &
Permanent plc                                       35,200               719
                                                             ---------------
TOTAL                                                                  1,240
                                                             ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND DECEMBER 31, 2005

                                                                      U.S. $
                                                                       VALUE
INVESTMENTS                                         SHARES             (000)
----------------------------------------------------------------------------
ITALY 0.48%
Enel S.p.A.                                         36,371   $           286
Saipem S.p.A.                                        7,920               130
                                                             ---------------
TOTAL                                                                    416
                                                             ---------------
JAPAN 12.31%
Aiful Corp.                                          8,150               681
Astellas Pharma Inc.                                10,100               394
Don Quijote Co., Ltd.                                4,000               334
East Japan Railway Co.                                  80               550
Fanuc Ltd.                                           6,000               509
Jupiter Telecommunications
Co., Ltd.*                                             718               573
Mizuho Financial
Group, Inc.                                             97               770
Murata Manufacturing
Co., Ltd.                                            7,200               461
Nitto Denko Corp.                                    7,006               546
Nomura Holdings,
Inc. ADR                                             5,600               108
Nomura Securities
Co., Ltd. (The)                                     25,300               485
NSK Ltd.                                            62,000               424
ORIX Corp.                                           1,274               325
Shionogi & Co., Ltd.                                15,900               224
Sony Corp.                                           5,500               225
Sumitomo Corp.                                      60,000               776
Sumitomo Electric
Industries, Ltd.                                    36,012               547
Sumitomo Realty &
Development Co., Ltd.                               24,726               538
Taiyo Yuden Co., Ltd.                               18,000               248
Takefuji Corp.                                       9,280               630
Thk Co., Ltd.                                       11,300               295
Toyota Motor Corp.                                  10,300               534
Yamada Denki Co., Ltd.                               3,597               450
                                                             ---------------
TOTAL                                                                 10,627
                                                             ---------------
LUXEMBOURG 0.52%
Millicom Int'l
Cellular S.A.*                                      16,600   $           446
                                                             ---------------
NETHERLANDS 1.03%
ING Groep N.V. CVA                                  18,023               625
SBM Offshore N.V.                                    3,318               268
                                                             ---------------
TOTAL                                                                    893
                                                             ---------------
NETHERLANDS ANTILLES 0.84%
Schlumberger Ltd.                                    7,423               721
                                                             ---------------
NORWAY 0.17%
Petroleum Geo-Services
ASA*                                                 4,850               150
                                                             ---------------
RUSSIA 0.73%
Mobile TeleSystems
OTSC ADR                                            12,000               420
OAO Novatek GDR+                                     9,500               207
                                                             ---------------
TOTAL                                                                    627
                                                             ---------------
SINGAPORE 0.48%
DBS Group Holdings Ltd.                             42,000               417
                                                             ---------------
SOUTH KOREA 2.15%
Hana Financial Inc.                                  8,514               389
LG Chem Ltd.*~                                       9,250               517
LG Electronics Inc.*~                                4,600               401
Samsung Electronics
Co., Ltd.~                                             855               550
                                                             ---------------
TOTAL                                                                  1,857
                                                             ---------------
SWITZERLAND 3.85%
Nestle S.A. Registered
Shares                                               2,262               676
Novartis AG ADR                                     16,325               857
Novartis AG Registered
Shares                                              10,887               572
Roche Holding Ltd. AG                                3,288               494
UBS AG Registered Shares                             7,586               722
                                                             ---------------
TOTAL                                                                  3,321
                                                             ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND DECEMBER 31, 2005

                                                                      U.S. $
                                                                       VALUE
INVESTMENTS                                         SHARES             (000)
----------------------------------------------------------------------------
TAIWAN 0.90%
AU Optronics Corp. ADR                              22,818   $           343
MediaTek, Inc.                                      37,186               438
                                                             ---------------
TOTAL                                                                    781
                                                             ---------------
THAILAND 0.25%
Thai Oil Co., Ltd.                                 139,700               216
                                                             ---------------
TURKEY 0.53%
Koc Holding AS                                      24,300               114
Turkiye Vakiflar
Bankasi TAO*                                        65,000               344
                                                             ---------------
TOTAL                                                                    458
                                                             ---------------
UNITED ARAB EMIRATES 0.39%
Investcom LLC GDR*                                  24,300               342
                                                             ---------------
UNITED KINGDOM 9.01%
BAE Systems plc                                    121,124               796
British American
Tobacco plc                                         26,408               591
CSR plc*                                            22,388               360
Diageo plc ADR                                      11,037               643
Enterprise Inns plc                                 13,450               217
GlaxoSmithKline
plc ADR                                             12,154               614
National Grid plc                                   34,469               337
Prudential plc                                      56,013               530
Punch Taverns plc                                   17,303               253
Royal Bank of Scotland
Group (The) plc                                     25,183               760
Smith & Nephew plc                                  33,877               312
Smiths Group plc                                    23,334               420
Tesco plc                                           91,843               524
Tullow Oil plc                                      71,507               332
Vodafone Group plc                                 188,449               407
Wm Morrison
Supermarkets plc                                    79,810               266
WPP Group plc                                       38,474               416
                                                             ---------------
TOTAL                                                                  7,778
                                                             ---------------
UNITED STATES 47.09%
Abbott Laboratories                                 15,700   $           619
Aflac Inc.                                           7,530               349
American Express Co.                                 2,603               134
American Int'l
Group, Inc.                                         12,899               880
AT&T Inc                                            19,955               489
Automatic Data
Processing, Inc.                                    14,598               670
Baker Hughes, Inc.                                   8,388               510
Bank of America Corp.                               10,364               478
Bank of New York
Co., Inc. (The)                                      9,970               317
Baxter Int'l., Inc.                                 17,283               651
BellSouth Corp.                                      9,900               268
Bristol-Myers Squibb Co.                            18,704               430
Campbell Soup Co.                                   18,300               545
Caterpillar Inc.                                     3,958               229
Chevron Corp.                                        8,871               504
CIGNA Corp.                                          3,086               345
Citigroup, Inc.                                     10,444               507
Clorox Co. (The)                                     5,303               302
Coca-Cola Co. (The)                                  7,000               282
Colgate-Palmolive Co.                               12,767               700
Comcast Corp. Special
Class A*                                            18,125               466
ConocoPhillips                                       3,858               224
Corning, Inc.*                                      27,954               550
CVS Corp.                                           13,452               355
Deere & Co.                                          3,419               233
Dell, Inc.*                                          7,519               225
EMC Corp.*                                           8,485               116
Emerson Electric Co.                                 9,410               703
Exxon Mobil Corp.                                   17,642               991
Fluor Corp.                                          3,288               254
General Dynamics Corp.                               4,903               559
General Electric Co.                                41,256             1,446
Genzyme Corp.*                                       7,478               529

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND DECEMBER 31, 2005

                                                                      U.S. $
                                                                       VALUE
INVESTMENTS                                         SHARES             (000)
----------------------------------------------------------------------------
Gilead Sciences, Inc.*                               6,378   $           336
H.J. Heinz Co.                                       6,075               205
Hartford Financial
Services Group, Inc. (The)                           6,651               571
Hewlett-Packard Co.                                 16,390               469
Honeywell Int'l., Inc.                               6,558               244
ImClone Systems, Inc.*                              10,600               363
Intel Corp.                                         14,788               369
International Business
Machines Corp.                                       2,700               222
iShares MSCI Japan
Index Fund                                          32,700               442
Johnson & Johnson                                   11,760               707
JPMorgan Chase & Co.                                 8,523               338
Kimberly-Clark Corp.                                 4,627               276
Kraft Foods, Inc. Class A                           24,030               676
Kroger Co. (The)*                                   33,263               628
Lockheed Martin Corp.                                3,400               216
Marsh & McLennan
Cos., Inc.                                           7,200               229
Medco Health
Solutions, Inc.*                                     3,900               218
MedImmune, Inc.*                                     9,447               331
Medtronic, Inc.                                     14,100               812
Microsoft Corp.                                     36,970               967
Monsanto Co.                                        10,775               835
Motorola, Inc.                                      36,056               814
Newmont Mining Corp.                                14,636               782
NIKE, Inc. Class B                                   5,034               437
Oracle Corp.*                                       12,726               155
Parker Hannifin Corp.                                6,940               458
PepsiCo, Inc.                                       15,139               894
Pfizer, Inc.                                        36,249               845
PG&E Corp.                                          13,413               498
Praxair, Inc.                                        8,099               429
Procter & Gamble
Co. (The)                                           25,590             1,481
Progress Energy, Inc.                                7,351               323
QUALCOMM, Inc.                                      15,896   $           685
Raytheon Co.                                         9,833               395
Southern Co. (The)                                  13,095               452
Sprint Nextel Corp.                                  9,640               225
St. Jude Medical, Inc.*                              8,300               417
SunTrust Banks, Inc.                                 1,500               109
Texas Instruments Inc.                               9,161               294
Transocean Inc.*                                     5,900               411
Union Pacific Corp.                                  4,144               334
United Parcel Service,
Inc. Class B                                         2,810               211
UnitedHealth Group Inc.                             10,149               631
Verizon
Communications, Inc.                                10,412               314
Wachovia Corp.                                       5,785               306
Walgreen Co.                                         4,144               183
Wal-Mart Stores, Inc.                               17,502               819
Walt Disney Co. (The)                               15,962               383
WellPoint, Inc.*                                     5,737               458
Wells Fargo & Co.                                    3,182               200
Wyeth                                               20,628               950
Zimmer Holdings, Inc.*                               6,678               450
                                                             ---------------
TOTAL                                                                 40,657
                                                             ---------------
TOTAL COMMON STOCKS
(cost $76,915,970)                                                    85,140
                                                             ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
GLOBAL EQUITY FUND DECEMBER 31, 2005

                                                 PRINCIPAL            U.S. $
                                                    AMOUNT             VALUE
INVESTMENTS                                          (000)             (000)
----------------------------------------------------------------------------
SHORT-TERM INVESTMENT 0.32%

REPURCHASE AGREEMENT 0.32%
Repurchase Agreement
dated 12/30/2005,
3.60% due 1/3/2006
with State Street
Bank & Trust Co.
collateralized by
$285,000 of Federal
Home Loan Mortgage
Corp. at 5.25% due
10/19/2015;
value: $285,000;
proceeds: $279,453
(cost $279,342)                                        279   $           279
                                                             ===============
TOTAL INVESTMENTS IN
SECURITIES 98.93%
(cost $77,195,312)                                                    85,419
                                                             ===============
CASH, FOREIGN CASH AND
OTHER ASSETS IN
EXCESS OF LIABILITIES 1.07%                                              921
                                                             ---------------
NET ASSETS 100.00%                                           $        86,340
                                                             ===============


  *  Non-income producing security.
  + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.
  ~  Fair Valued Security- See Note 2a.
ADR  American Depository Receipt.
GDR  Global Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
GLOBAL INCOME FUND DECEMBER 31, 2005

                                                                                             PRINCIPAL
                                                                                                AMOUNT
                                                                                              IN LOCAL
                                                INTEREST              MATURITY                CURRENCY                 US $
INVESTMENTS                                         RATE                  DATE                   (000)                VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 109.21%

FOREIGN NOTES & BONDS 57.74%

ARGENTINA 0.07%
Republic of Argentina                               3.00%#           4/30/2013         USD          55   $           44,512
                                                                                                         ------------------
AUSTRALIA 0.20%
Australian Government(a)                            6.25%            4/15/2015         AUD         166              131,035
                                                                                                         ------------------
BRAZIL 0.40%
Republic of Brazil                                 11.00%            8/17/2040         USD         200              258,050
                                                                                                         ------------------
BULGARIA 0.19%
Republic of Bulgaria+                               8.25%            1/15/2015         USD         100              121,000
                                                                                                         ------------------
CANADA 1.11%
Government of Canada(a)                             5.25%             6/1/2012         CAD         200              184,887
Government of Canada(a)                             5.50%             6/1/2010         CAD         577              528,103
                                                                                                         ------------------
TOTAL                                                                                                               712,990
                                                                                                         ------------------
DENMARK 0.57%
Kingdom of Denmark(a)                               4.00%            8/15/2008         DKK       1,800              293,349
Kingdom of Denmark(a)                               4.00%           11/15/2010         DKK         460               76,082
                                                                                                         ------------------
TOTAL                                                                                                               369,431
                                                                                                         ------------------
EGYPT 0.52%
Republic of Egypt(a)                         Zero Coupon             6/13/2006         EGP       2,000              335,362
                                                                                                         ------------------
FINLAND 0.99%
Finnish Government(a)                               4.25%             7/4/2015         EUR         500              640,386
                                                                                                         ------------------
FRANCE 8.26%
Republic of France(a)                               3.00%           10/25/2015         EUR         460              530,350
Republic of France(a)                               3.50%            7/12/2009         EUR       2,400            2,890,009
Republic of France(a)                               4.50%            7/12/2006         EUR         735              878,604
Republic of France(a)                               4.75%            4/25/2035         EUR         452              644,784
Republic of France(a)                               5.00%            4/25/2012         EUR         291              380,719
                                                                                                         ------------------
TOTAL                                                                                                             5,324,466
                                                                                                         ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2005

                                                                                             PRINCIPAL
                                                                                                AMOUNT
                                                                                              IN LOCAL
                                                INTEREST              MATURITY                CURRENCY                 US $
INVESTMENTS                                         RATE                  DATE                   (000)                VALUE
---------------------------------------------------------------------------------------------------------------------------
GERMANY 16.14%
Bundesrepublik Deutschland(a)                       3.25%             4/9/2010         EUR         550   $          656,825
Bundesrepublik Deutschland(a)                       3.75%             1/4/2015         EUR         530              650,198
Bundesrepublik Deutschland(a)                       4.25%            2/15/2008         EUR       1,711            2,082,784
Bundesrepublik Deutschland(a)                       4.75%             7/4/2028         EUR          39               54,373
Bundesrepublik Deutschland(a)                       4.75%             7/4/2034         EUR       1,004            1,432,837
Bundesrepublik Deutschland(a)                       5.25%             1/4/2011         EUR         969            1,261,190
Bundesrepublik Deutschland(a)                      5.375%             1/4/2010         EUR         250              321,895
Kreditanstalt fur Wiederaufbau(a)                   4.25%             7/4/2014         EUR       2,300            2,907,247
Kreditanstalt fur Wiederaufbau(a)                  5.625%           11/27/2007         EUR         835            1,037,234
                                                                                                         ------------------
TOTAL                                                                                                            10,404,583
                                                                                                         ------------------
JAPAN 10.51%
Japan-17 (30 Year Issue)(a)                         2.40%           12/20/2034         JPY      37,000              319,788
Japan-58 (20 Year Issue)(a)                         1.90%            9/20/2022         JPY      36,000              309,094
Japan-82 (20 Year Issue)(a)                         2.10%            9/20/2025         JPY      37,000              319,753
Japan-199 (10 Year Issue)(a)                        2.20%           12/20/2007         JPY      38,800              341,292
Japan-230 (10 Year Issue)(a)                        1.60%            3/21/2011         JPY     196,950            1,730,247
Japan-238 (2 Year Issue)(a)                         0.30%           11/15/2007         JPY      76,000              645,068
Japan-264 (10 Year Issue)(a)                        1.50%            9/20/2014         JPY     169,000            1,448,733
Japan Finance Corp. Municipal
Enterprises(a)                                      1.55%            2/21/2012         JPY     191,000            1,664,741
                                                                                                         ------------------
TOTAL                                                                                                             6,778,716
                                                                                                         ------------------
LUXEMBOURG 0.23%
Telecom Italia Capital S.A.                        6.375%           11/15/2033         USD         145              147,152
                                                                                                         ------------------
MEXICO 0.84%
Mexican Udibonos Strip(a)(b)                        4.50%           12/18/2014         MXN           5              185,095
United Mexican States(a)                           10.50%            7/14/2011         MXN       3,300              355,450
                                                                                                         ------------------
TOTAL                                                                                                               540,545
                                                                                                         ------------------
NETHERLANDS 2.66%
Netherlands Government(a)                           3.00%            7/15/2006         EUR       1,448            1,717,657
                                                                                                         ------------------
OTHER 5.34%
European Investment Bank, MTN(a)                   2.125%            9/20/2007         JPY      74,000              648,001
European Investment Bank, MTN(a)                    3.00%            9/20/2006         JPY     186,000            1,609,525
European Investment Bank, MTN(a)                    6.25%            12/7/2008         GBP         657            1,186,841
                                                                                                         ------------------
TOTAL                                                                                                             3,444,367
                                                                                                         ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2005

                                                                                             PRINCIPAL
                                                                                                AMOUNT
                                                                                              IN LOCAL
                                                INTEREST              MATURITY                CURRENCY                 US $
INVESTMENTS                                         RATE                  DATE                   (000)                VALUE
---------------------------------------------------------------------------------------------------------------------------
POLAND 0.33%
Poland Government Bond(a)                           6.00%            5/24/2009         PLN         675   $          215,266
                                                                                                         ------------------
ROMANIA 0.54%
Romania Government(a)                             10.625%            6/27/2008         EUR         250              347,203
                                                                                                         ------------------
RUSSIA 0.11%
Russian Federation+                                 5.00%#           3/31/2030         USD          65               73,450
                                                                                                         ------------------
SOUTH AFRICA 0.13%
Republic of South Africa                            6.50%             6/2/2014         USD          75               81,281
                                                                                                         ------------------
SPAIN 4.11%
Spanish Government(a)                               4.00%            1/31/2010         EUR       1,475            1,813,252
Spanish Government(a)                               4.40%            1/31/2015         EUR         650              836,794
                                                                                                         ------------------
TOTAL                                                                                                             2,650,046
                                                                                                         ------------------
SWEDEN 0.71%
Swedish Government(a)                               4.50%            8/12/2015         SEK       3,300              455,965
                                                                                                         ------------------
UNITED KINGDOM 3.78%
United Kingdom Treasury(a)                          4.00%             3/7/2009         GBP         316              540,507
United Kingdom Treasury(a)                          4.25%             3/7/2036         GBP         224              403,907
United Kingdom Treasury(a)                          5.00%             9/7/2014         GBP         450              824,512
United Kingdom Treasury(a)                          6.00%            12/7/2028         GBP         300              668,334
                                                                                                         ------------------
TOTAL                                                                                                             2,437,260
                                                                                                         ------------------
TOTAL FOREIGN NOTES & BONDS (cost $36,904,203)                                                                   37,230,723
                                                                                                         ==================
UNITED STATES NOTES & BONDS 51.47%

UNITED STATES 51.47%
Amerada Hess Corp.                                 7.875%            10/1/2029         USD          50               60,723
AT&T Broadband Corp.                               9.455%           11/15/2022         USD         115              151,029
Banc of America Commercial Mortgage
Inc. Series 2004-2 Class A1                        2.764%           11/10/2038         USD         302              290,986
Banc of America Commercial Mortgage
Inc. Series 2005-5 Class A4                        5.115%#          10/10/2045         USD         460              458,202
Capital Auto Receivables Asset Trust
Series 2003-3 Class A3                              3.58%           10/16/2006         USD          73               72,996

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2005

                                                                                             PRINCIPAL
                                                                                                AMOUNT
                                                                                              IN LOCAL
                                                INTEREST              MATURITY                CURRENCY                 US $
INVESTMENTS                                         RATE                  DATE                   (000)                VALUE
---------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance
Trust Series 2003-A5 Class A5                       2.50%             4/7/2008         USD         500   $          497,422
Citigroup/Deutsche Bank Commercial
Mortgage Trust Series 2005-CD1 Class A4            5.225%#           7/15/2044         USD         100              101,105
Commercial Mortgage Pass-Through
Certificates Series 2005 C6 Class A5A              5.116%#           6/10/2044         USD         540              538,626
Commonwealth Edison Co.                             6.95%            7/15/2018         USD          67               71,506
Corn Products Int'l., Inc.                          8.45%            8/15/2009         USD          65               71,694
Corning Inc.                                        5.90%            3/15/2014         USD          30               30,337
Credit Suisse First Boston Mortgage
Inc. Series 1998-C2 Class A1                        5.96%           11/11/2030         USD          39               38,682
Delhaize America, Inc.                              9.00%            4/15/2031         USD          26               30,696
Dun & Bradstreet Corp. (The)                       6.625%            3/15/2006         USD         237              237,788
Energy Transfer Partners, L.P.                      5.95%             2/1/2015         USD          75               74,866
Federal Home Loan Mortgage Corp.(a)                 4.75%            1/15/2013         EUR         151              194,832
Federal Home Loan Mortgage
Corp. B15593                                        5.50%             7/1/2019         USD         133              134,027
Federal Home Loan Mortgage
Corp. C63990                                        7.00%             2/1/2032         USD         116              120,786
Federal National Mortgage Assoc.                   4.519%#           12/1/2034         USD         371              367,032
Federal National Mortgage Assoc.                   4.542%#            7/1/2035         USD         379              375,515
Federal National Mortgage Assoc.                    4.74%             4/1/2015         USD         250              244,535
Federal National Mortgage Assoc.                    5.16%             4/1/2015         USD         380              381,494
Federal National Mortgage Assoc.(c)                 5.50%                  TBA         USD      10,600           10,497,307
Federal National Mortgage Assoc.                    5.50%             9/1/2034         USD         595              589,729
Federal National Mortgage Assoc.                    5.50%            11/1/2034         USD         298              295,869
Federal National Mortgage Assoc.                    5.50%             7/1/2035         USD         626              620,378
Federal National Mortgage Assoc.                    5.50%            10/1/2035         USD         825              817,352
Federal National Mortgage Assoc.                    5.50%            11/1/2035         USD         505              500,318
Federal National Mortgage Assoc.(c)                 6.00%                  TBA         USD         615              620,766
Ford Credit Auto Owner Trust
Series 2005-C Class A3                              4.30%            8/15/2009         USD         300              297,140
Ford Motor Credit Corp.                            6.875%             2/1/2006         USD       1,045            1,042,773
General Electric Capital Corp.                     4.125%             3/4/2008         USD         100               98,526
General Electric Co.                                5.00%             2/1/2013         USD         115              115,110
General Mills, Inc.                                5.125%            2/15/2007         USD         100               99,941
Goldman Sachs Group, Inc. (The)                    6.125%            2/15/2033         USD          49               51,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2005

                                                                                             PRINCIPAL
                                                                                                AMOUNT
                                                                                              IN LOCAL
                                                INTEREST              MATURITY                CURRENCY                 US $
INVESTMENTS                                         RATE                  DATE                   (000)                VALUE
---------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding
Corp. Series 2005-GG5 Class A5                     5.224%#           4/10/2037         USD         910   $          914,600
Harrah's Operating Co., Inc.                        8.00%             2/1/2011         USD          60               66,378
Household Affinity Credit Card
Series 2003-2 Class A                               2.18%            2/15/2008         USD         800              798,132
Household Finance Corp                              7.00%            5/15/2012         USD         150              164,293
Houston TX Independent School District(d)           5.00%            2/15/2032         USD         220              227,850
Int'l. Flavors & Fragrances Inc.                    6.45%            5/15/2006         USD          75               75,365
JPMorgan Chase Commercial
Securities Series 2002-C1 Class A2                 4.914%            7/12/2037         USD         600              597,769
KB Home                                            5.875%            1/15/2015         USD          70               66,366
Kerr-McGee Corp.                                    6.95%             7/1/2024         USD          45               47,956
KFW Int'l. Finance Inc.(a)                          6.00%            12/7/2028         GBP         162              348,375
LB-UBS Commercial Mortgage
Trust Series 2004-C1 Class A1                      2.964%            1/15/2029         USD       1,888            1,817,040
LB-UBS Commercial Mortgage
Trust Series 2004-C7 Class A2                      3.992%           10/15/2029         USD       1,300            1,253,499
Lubrizol Corp. (The)                                5.50%            10/1/2014         USD          55               55,241
Mediacom Broadband LLC+                             8.50%           10/15/2015         USD          50               46,563
Merrill Lynch Mortgage Trust
Series 2005-MKB2 Class A1                          4.446%            9/12/2042         USD         449              444,299
Monongahela Power Co.                               7.36%            1/15/2010         USD         225              237,687
Morgan Stanley Capital I
Series 2003-IQ6 Class A3                            4.74%           12/15/2041         USD          75               73,464
Morgan Stanley Capital I
Series 2003-IQ6 Class A4                            4.97%           12/15/2041         USD         300              295,571
Morgan Stanley Capital I
Series 2004-HQ3 Class A4                            4.80%            1/13/2041         USD         950              928,609
Pacific Energy Partners, L.P.+                      6.25%            9/15/2015         USD          30               29,700
Phelps Dodge Corp.                                  9.50%             6/1/2031         USD          15               20,381
PSEG Power LLC                                      5.50%            12/1/2015         USD          50               49,730
Rockwood Specialties Group, Inc.(a)                7.625%           11/15/2014         EUR         150              184,244
SBC Communications, Inc.                            6.15%            9/15/2034         USD          25               25,196
Scholastic Corp.                                    5.75%            1/15/2007         USD          75               75,294
Sprint Capital Corp.                               8.375%            3/15/2012         USD         100              116,039
Sprint Capital Corp.                                8.75%            3/15/2032         USD          32               42,595
Time Warner, Inc.                                  6.125%            4/15/2006         USD          50               50,154
Time Warner, Inc.                                  7.625%            4/15/2031         USD         105              117,280

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2005

                                                                                             PRINCIPAL
                                                                                                AMOUNT
                                                                                              IN LOCAL
                                                INTEREST              MATURITY                CURRENCY                 US $
INVESTMENTS                                         RATE                  DATE                   (000)                VALUE
---------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                           5.55%           11/15/2014         USD          65   $           62,064
U.S. Treasury Bond                                  5.25%            2/15/2029         USD         690              753,152
U.S. Treasury Note                                  4.25%            8/15/2013         USD       1,488            1,475,156
U.S. Treasury Note Inflation
Index Bond(b)                                      1.875%            7/15/2015         USD         252              247,823
UnitedHealth Group, Inc.                           3.375%            8/15/2007         USD         119              116,347
Ventas Realty L.P./Ventas Capital Corp.            6.625%           10/15/2014         USD          75               77,062
Verizon Global Funding Corp.                        7.25%            12/1/2010         USD         185              200,957
Wachovia Bank Commercial Mortgage
Series 2005-C17 Class A1                            4.43%            3/15/2042         USD         904              894,897
                                                                                                         ------------------
TOTAL UNITED STATES NOTES & BONDS (cost $33,186,803)                                                             33,188,816
                                                                                                         ==================
TOTAL LONG-TERM INVESTMENTS (cost $70,091,006)                                                                   70,419,539
                                                                                                         ==================
SHORT-TERM INVESTMENT 5.63%

REPURCHASE AGREEMENT 5.63%

Repurchase Agreement dated 12/30/2005,
3.60% due 1/3/2006 with State
Street Bank & Trust Co. collateralized by
$3,745,000 of Federal Home Loan Bank at
4.06% due 3/23/2009; value:
$3,702,869; proceeds: $3,629,637
(cost $3,628,186)                                                                      USD       3,628   $        3,628,186
                                                                                                         ==================
TOTAL INVESTMENTS IN SECURITIES 114.84% (cost $73,719,192)                                                       74,047,725
                                                                                                         ==================
LIABILITIES IN EXCESS OF FOREIGN CASH AND OTHER ASSETS (14.84%)                                                  (9,566,485)
                                                                                                         ------------------
NET ASSETS 100.00%                                                                                       $       64,481,240
                                                                                                         ==================

  + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.
  # Variable rate security. The interest rate represents the rate at December 31, 2005.
(a) Investment in non-U.S. dollar denominated securities (50.28% of total investments). The remaining securities (49.72% of total investments) are invested in U.S. dollar denominated securities.
(b)  Security with principal amount adjusted for inflation.
(c)  Security purchased on a forward delivery or when-issued basis.
(d) Insured by Financial Security Assurance, Inc. municipal bond insurance company.
TBA To be announced. Security on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
AUD  Australian Dollar
CAD  Canadian Dollar
DKK  Danish Krone
EGP  Egyptian Pound
EUR  Euro
GBP  British Pound
JPY  Japanese Yen
MXN  Mexican Peso
PLN  Polish Zloty
SEK  Swedish Krona
USD  U.S. Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
GLOBAL INCOME FUND DECEMBER 31, 2005

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AS OF DECEMBER 31, 2005:
--------------------------------------------------------------------------------

     FORWARD                                   U.S. $ COST ON        U.S. $
 FOREIGN CURRENCY    EXPIRATION     FOREIGN      ORIGINATION        CURRENT       UNREALIZED     UNREALIZED
PURCHASE CONTRACTS      DATE       CURRENCY          DATE            VALUE       APPRECIATION   DEPRECIATION
-------------------  ------------  ----------  ---------------  ---------------  -------------  ------------
       EUR             1/6/2006    2,000,000   $    2,358,820   $    2,368,709   $      9,889   $          -
       EUR            1/30/2006    1,000,000        1,181,900        1,185,915          4,015              -
       TRY            6/15/2006      455,488          325,000          324,283              -            717
                                               --------------   --------------   ------------   ------------
Total Forward Foreign Currency
Purchase Contracts                             $    3,865,720   $    3,878,907   $     13,904   $        717
                                               ==============   ==============   ============   ============

    FORWARD                                      U.S. $ COST        U.S. $
FOREIGN CURRENCY     EXPIRATION     FOREIGN    ON ORIGINATION      CURRENT        UNREALIZED     UNREALIZED
 SALE CONTRACTS         DATE       CURRENCY         DATE            VALUE        APPRECIATION   DEPRECIATION
-------------------  ------------  ----------  ---------------  ---------------  -------------  ------------
       EUR             1/6/2006    2,000,000   $    2,393,280   $    2,368,709   $     24,571   $          -
       EUR            1/30/2006    1,000,000        1,213,030        1,185,915         27,115              -
       GBP            4/18/2006      200,000          350,120          344,169          5,951              -
       MXN            3/15/2006    2,002,226          186,171          186,783              -            612
                                               --------------   --------------   ------------   ------------
Total Forward Foreign Currency
Sale Contracts                                 $    4,142,601   $    4,085,576   $     57,637   $        612
                                               ==============   ==============   ============   ============

ABBREVIATIONS:

EUR  Euro
GBP  British Pound
MXN  Mexican Peso
TRY  New Turkish Lira

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                                         GLOBAL           GLOBAL
                                                                    EQUITY FUND      INCOME FUND
ASSETS:
Investment in securities, at cost                                 $  77,195,312    $  73,719,192
------------------------------------------------------------------------------------------------
Investment in securities, at value                                $  85,418,877    $  74,047,725
Cash                                                                     32,173                -
Foreign cash, at value (cost $442,405 and $896,297, respectively)       445,812          904,817
Receivables:
   Interest and dividends                                               121,532          841,416
   Investment securities sold                                         1,039,933                -
   Capital shares sold                                                  684,965          147,327
   From advisor                                                          47,954           16,970
   Appreciation on forward foreign currency exchange contracts                -           71,541
Prepaid expenses and other assets                                        17,165           26,634
------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                         87,808,411       76,056,430
================================================================================================
LIABILITIES:
Payables:
   Investment securities purchased                                      982,530       11,057,670
   Capital shares reacquired                                            203,487          116,018
   Management fees                                                       53,439           27,321
   12b-1 distribution fees                                               36,987           33,807
   Fund administration                                                    2,865            2,194
   Directors' fees                                                       31,212           56,009
   Depreciation on forward foreign currency exchange contracts                -            1,329
Distributions payable                                                         -          186,694
Accrued expenses and other liabilities                                  157,632           94,148
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     1,468,152       11,575,190
================================================================================================
NET ASSETS                                                        $  86,340,259    $  64,481,240
================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                   $  76,945,613    $  71,060,748
Undistributed (distributions in excess of) net investment income       (101,412)       1,043,776
Accumulated net realized gain (loss) on investments and foreign
   currency related transactions                                      1,270,268       (8,016,321)
Net unrealized appreciation on investments and translation of
   assets and liabilities denominated in foreign currencies           8,225,790          393,037
------------------------------------------------------------------------------------------------
NET ASSETS                                                        $  86,340,259    $  64,481,240
================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                    $  67,807,017    $  52,274,948
Class B Shares                                                    $   9,064,123    $   4,636,448
Class C Shares                                                    $   8,990,669    $   7,003,844
Class P Shares                                                                -    $       1,947
Class Y Shares                                                    $     478,450    $     564,053
OUTSTANDING SHARES BY CLASS:
Class A Shares (430 million, and 415 million shares of common
   stock authorized respectively, $.001 par value)                    5,542,315        7,692,054
Class B Shares (15 million, and 30 million shares of common
   stock authorized respectively, $.001 par value)                      778,125          681,441
Class C Shares (20 million, and 20 million shares of common
   stock authorized respectively, $.001 par value)                      770,633        1,029,136
Class P Shares (20 million and 20 million shares of common
   stock authorized respectively, $.001 par value)                            -           287.57
Class Y Shares (15 million and 15 million shares of common
   stock authorized respectively, $.001 par value)                       39,061           82,957
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                    $       12.23    $        6.80
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of
   5.75% and 4.75%, respectively)                                 $       12.98    $        7.14
Class B Shares-Net asset value                                    $       11.65    $        6.80
Class C Shares-Net asset value                                    $       11.67    $        6.81
Class P Shares-Net asset value                                                -    $        6.77
Class Y Shares-Net asset value                                    $       12.25    $        6.80

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                         GLOBAL           GLOBAL
                                                                    EQUITY FUND      INCOME FUND
INVESTMENT INCOME:
Dividends                                                         $   1,642,454    $           -
Interest and other                                                       37,964        2,492,765
Foreign withholding tax                                                 (94,601)            (547)
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               1,585,817        2,492,218
------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                          585,413          340,861
12b-1 distribution plan-Class A                                         218,214          191,588
12b-1 distribution plan-Class B                                          81,655           52,564
12b-1 distribution plan-Class C                                          79,925           76,492
12b-1 distribution plan-Class P                                               -               10
Shareholder servicing                                                   368,666          149,114
Professional                                                             49,301           52,192
Reports to shareholders                                                  72,842           54,696
Fund administration                                                      31,222           27,269
Custody                                                                  91,293           36,960
Directors' fees                                                           4,178            3,804
Registration                                                             29,895           30,892
Other                                                                     2,506            2,879
------------------------------------------------------------------------------------------------
Gross expenses                                                        1,615,110        1,019,321
   Expense reductions (See Note 7)                                       (1,338)          (3,606)
   Expenses assumed by advisor (See Note 3)                            (261,063)         (47,516)
------------------------------------------------------------------------------------------------
NET EXPENSES                                                          1,352,709          968,199
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   233,108        1,524,019
------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and foreign currency
   related transactions (net of foreign capital gains tax)            5,215,536        1,554,416
Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities
   denominated in foreign currencies                                    935,475       (7,129,623)
================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                               6,151,011       (5,575,207)
================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $   6,384,119    $  (4,051,188)
================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                         GLOBAL           GLOBAL
INCREASE (DECREASE) IN NET ASSETS                                   EQUITY FUND      INCOME FUND
OPERATIONS:
Net investment income                                             $     233,108    $   1,524,019
Net realized gain (loss) on investment and foreign currency
   related transactions                                               5,215,536        1,554,416
Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities
   denominated in foreign currencies                                    935,475       (7,129,623)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       6,384,119       (4,051,188)
================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                             (262,216)      (3,279,578)
   Class B                                                                    -         (277,141)
   Class C                                                                    -         (406,012)
   Class P                                                                    -             (111)
   Class Y                                                               (3,110)         (35,889)
Net realized gain
   Class A                                                           (2,295,955)               -
   Class B                                                             (325,164)               -
   Class C                                                             (321,840)               -
   Class Y                                                              (14,889)               -
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (3,223,174)      (3,998,731)
================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                    19,449,838       20,656,835
Reinvestment of distributions                                         3,118,193        3,306,702
Cost of shares reacquired                                           (14,739,365)     (19,358,718)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS                                                       7,828,666        4,604,819
================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                10,989,611       (3,445,100)
================================================================================================
NET ASSETS:
Beginning of year                                                    75,350,648       67,926,340
------------------------------------------------------------------------------------------------
END OF YEAR                                                       $  86,340,259    $  64,481,240
================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME  $    (101,412)   $   1,043,776
================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                         GLOBAL           GLOBAL
INCREASE IN NET ASSETS                                              EQUITY FUND      INCOME FUND
OPERATIONS:
Net investment income (loss)                                      $    (146,336)   $   1,476,196
Net realized gain on investments, futures contracts, and
   foreign currency related transactions                             11,046,654        3,591,532
Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities
   denominated in foreign currencies                                 (3,011,423)           7,486
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  7,888,895        5,075,214
================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                              (92,395)      (2,736,170)
   Class B                                                                    -         (207,059)
   Class C                                                                    -         (255,610)
   Class P                                                                    -          (34,759)
   Class Y                                                                               (10,279)
------------------------------------------------------------------------------------------------
Total distributions to shareholders                                     (92,395)      (3,243,877)
================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                    17,724,658       13,390,292
Reinvestment of distributions                                            88,463        2,598,512
Cost of shares reacquired                                           (13,230,915)     (17,114,699)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                          4,582,206       (1,125,895)
================================================================================================
NET INCREASE IN NET ASSETS                                           12,378,706          705,442
================================================================================================
NET ASSETS:
Beginning of year                                                    62,971,942       67,220,898
------------------------------------------------------------------------------------------------
END OF YEAR                                                       $  75,350,648    $  67,926,340
================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                          $     (28,515)   $   2,051,222
================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                         GLOBAL
INCREASE IN CASH                                                                    INCOME FUND
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations                              $  (4,051,188)
-----------------------------------------------------------------------------------------------
  ADJUSTMENTS TO RECONCILE NET DECREASE IN NET ASSETS FROM OPERATIONS TO
     NET CASH PROVIDED BY OPERATING ACTIVITIES:
-----------------------------------------------------------------------------------------------
  Purchases of long-term portfolio investments                                     (147,973,926)
  Proceeds from disposition of long-term portfolio
     investments and principal paydowns                                             136,638,383
  Sales of short-term portfolio investments, net                                         37,919
  Proceeds received from foreign currency transactions                                  260,750
  Decrease in interest receivable                                                       127,625
  Decrease in receivable for investments sold                                           917,427
  Increase in receivable from advisor                                                   (16,970)
  Increase in prepaid expenses and other assets                                         (22,970)
  Increase in payable for investments purchased                                       8,280,593
  Decrease in management fee payable                                                     (1,037)
  Increase in 12b-1 distribution fee payable                                                845
  Decrease in fund administration fee payable                                               (83)
  Increase in directors' fee payable                                                      2,107
  Increase in accrued expenses and other liabilities                                     15,868
  Net premium amortization on investments                                               324,746
  Unrealized (appreciation) depreciation on investments and translation
     of assets and liabilities denominated in foreign currencies                      7,129,623
  Net realized (gain) loss on investments and foreign currency
     related transactions                                                            (1,554,416)
-----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                               115,296
===============================================================================================
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES*:
   Proceeds from shares sold                                                         20,710,245
   Payment on shares redeemed                                                       (19,339,950)
   Cash dividends paid                                                                 (689,349)
   Purchase of mortgage dollar roll transactions                                    (57,783,563)
   Proceeds from sales of mortgage dollar roll transactions                          57,859,963
-----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                               757,346
-----------------------------------------------------------------------------------------------
NET INCREASE IN CASH                                                                    872,642
-----------------------------------------------------------------------------------------------
CASH AT BEGINNING OF YEAR                                                                32,175
CASH AT END OF YEAR                                                               $     904,817
===============================================================================================

* Non cash financing activities not included herein consist of reinvestment of distributions of $3,306,702.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GLOBAL EQUITY FUND

                                                                                YEAR ENDED 12/31
                                                        -----------------------------------------------------------------
                                                          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                      $   11.75     $   10.51     $    8.33     $   10.02     $   12.98
                                                        =========     =========     =========     =========     =========
Investment operations
  Net investment income (loss)(b)                             .05          (.01)          .04           .03          (.02)
  Net realized and unrealized gain (loss)                     .91          1.27          2.16         (1.69)        (2.94)
                                                        ---------     ---------     ---------     ---------     ---------
    Total from investment operations                          .96          1.26          2.20         (1.66)        (2.96)
                                                        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net investment income                                      (.05)         (.02)         (.02)         (.03)            -
  Net realized gain                                          (.43)            -             -             -             -
                                                        ---------     ---------     ---------     ---------     ---------
    Total distributions                                      (.48)         (.02)         (.02)         (.03)            -
                                                        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF YEAR                            $   12.23     $   11.75     $   10.51     $    8.33     $   10.02
                                                        =========     =========     =========     =========     =========
Total Return(c)                                              8.21%        11.99%        26.38%       (16.58)%      (22.80)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions and expenses assumed                          1.60%         2.05%         1.95%         2.29%         1.99%
  Expenses, excluding expense
    reductions and expenses assumed                          1.94%         2.05%         1.95%         2.29%         2.01%
Net investment income (loss)                                  .43%         (.11)%         .45%          .30%         (.19)%

                                                                                YEAR ENDED 12/31
                                                        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005          2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                         $  67,807     $  59,915     $  52,828     $  37,555     $  47,016
  Portfolio turnover rate                                   97.65%       170.93%        56.26%        43.52%        97.27%

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND

                                                                                YEAR ENDED 12/31
                                                        -----------------------------------------------------------------
                                                          2005          2004            2003          2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                      $   11.24     $   10.10     $    8.04     $    9.70     $   12.65
                                                        =========     =========     =========     =========     =========
Investment operations
  Net investment loss(b)                                     (.02)         (.08)         (.02)         (.03)         (.09)
  Net realized and unrealized gain (loss)                     .86          1.22          2.08         (1.63)        (2.86)
                                                        ---------     ---------     ---------     ---------     ---------
    Total from investment operations                          .84          1.14          2.06         (1.66)        (2.95)
                                                        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net realized gain                                          (.43)            -             -             -             -
                                                        ---------     ---------     ---------     ---------     ---------
    Total distributions                                      (.43)            -             -             -             -
                                                        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF YEAR                            $   11.65     $   11.24     $   10.10     $    8.04     $    9.70
                                                        =========     =========     =========     =========     =========
Total Return(c)                                              7.52%        11.29%        25.62%       (17.11)%      (23.32)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions and expenses assumed                          2.25%         2.69%         2.61%         2.92%         2.62%
  Expenses, excluding expense
    reductions and expenses assumed                          2.58%         2.69%         2.61%         2.92%         2.64%
  Net investment loss                                        (.22)%        (.75)%        (.21)%        (.33)%        (.82)%

                                                                                YEAR ENDED 12/31
                                                        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005          2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                         $   9,064     $   7,818     $   6,033     $   4,208     $   4,568
  Portfolio turnover rate                                   97.65%       170.93%        56.26%        43.52%        97.27%

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND

                                                                                YEAR ENDED 12/31
                                                        -----------------------------------------------------------------
                                                          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                      $   11.25     $   10.11     $    8.06     $    9.73     $   12.69
                                                        =========     =========     =========     =========     =========
Investment operations
  Net investment loss(b)                                     (.02)         (.08)         (.02)         (.03)         (.08)
  Net realized and unrealized gain (loss)                     .87          1.22          2.07         (1.64)        (2.88)
                                                        ---------     ---------     ---------     ---------     ---------
    Total from investment operations                          .85          1.14          2.05         (1.67)        (2.96)
                                                        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net realized gain                                          (.43)            -             -             -             -
                                                        ---------     ---------     ---------     ---------     ---------
    Total distributions                                      (.43)            -             -             -             -
                                                        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF YEAR                            $   11.67     $   11.25     $   10.11     $    8.06     $    9.73
                                                        =========     =========     =========     =========     =========
Total Return(c)                                              7.61%        11.28%        25.59%       (17.16)%      (23.33)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions and expenses assumed                          2.25%         2.69%         2.61%         2.92%         2.62%
  Expenses, excluding expense
    reductions and expenses assumed                          2.58%         2.69%         2.61%         2.92%         2.64%
  Net investment loss                                        (.22)%        (.75)%        (.29)%        (.33)%        (.78)%

                                                                                YEAR ENDED 12/31
                                                        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005          2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                         $   8,991     $   7,158     $   4,111     $   2,406     $   2,262
  Portfolio turnover rate                                   97.65%       170.93%        56.26%        43.52%        97.27%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
GLOBAL EQUITY FUND

                                                                                    10/19/2004(a)
                                                                    YEAR ENDED            TO
                                                                    12/31/2005        12/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                              $       11.76     $       10.54
                                                                  =============     =============
Investment operations
  Net investment income(b)                                                  .09                 -(e)
  Net realized and unrealized gain                                          .92              1.22
                                                                  -------------     -------------
    Total from investment operations                                       1.01              1.22
                                                                  -------------     -------------
Distributions to shareholders from:
  Net investment income                                                    (.09)                -
  Net realized gain                                                        (.43)                -
                                                                  -------------     -------------
    Total distributions                                                    (.52)                -
                                                                  -------------     -------------
NET ASSET VALUE, END OF PERIOD                                    $       12.25     $       11.76
                                                                  =============     =============
Total Return(c)                                                            8.64%            11.57%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions and expenses assumed              1.25%              .33%(d)
  Expenses, excluding expense reductions and expenses assumed              1.58%              .33%(d)
  Net investment income                                                     .77%              .02%(d)

                                                                                    10/19/2004(a)
                                                                    YEAR ENDED            TO
SUPPLEMENTAL DATA:                                                  12/31/2005        12/31/2004
-------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                 $         478     $         460
  Portfolio turnover rate                                                 97.65%           170.93%

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GLOBAL INCOME FUND

                                                                                YEAR ENDED 12/31
                                                        -------------------------------------------------------------------
                                                          2005          2004            2003        2002        2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                      $    7.66     $    7.43     $    6.91     $    6.35     $    6.65
                                                        =========     =========     =========     =========     =========
Investment operations
  Net investment income(b)                                    .17           .17(e)        .18           .20           .25(e)
  Net realized and unrealized gain (loss)                    (.59)          .43           .68           .72          (.12)
                                                        ---------     ---------     ---------     ---------     ---------
    Total from investment operations                         (.42)          .60           .86           .92           .13
                                                        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net investment income                                      (.44)         (.37)         (.34)         (.25)         (.40)
  Paid-in capital                                               -             -             -          (.11)         (.03)
                                                        ---------     ---------     ---------     ---------     ---------
    Total distributions                                      (.44)         (.37)         (.34)         (.36)         (.43)
                                                        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF YEAR                            $    6.80     $    7.66     $    7.43     $    6.91     $    6.35
                                                        =========     =========     =========     =========     =========
Total Return(c)                                             (5.61)%        8.40%        12.79%        14.90%         1.87%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions and expenses assumed                          1.30%         1.40%         1.35%         1.44%         1.25%
  Expenses, excluding expense
    reductions and expenses assumed                          1.38%         1.40%         1.35%         1.44%         1.29%
  Net investment income                                      2.36%         2.33%         2.43%         3.09%         3.85%

                                                                                YEAR ENDED 12/31
                                                        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005          2004            2003        2002          2001
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                         $  52,275     $  55,821     $  56,386     $  55,419     $  52,449
  Portfolio turnover rate                                  194.12%       260.11%       239.18%       216.16%       393.95%

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                                                                YEAR ENDED 12/31
                                                        -----------------------------------------------------------------
                                                          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                      $    7.67     $    7.45     $    6.92     $    6.37     $    6.67
                                                        =========     =========     =========     =========     =========
Investment operations
  Net investment income(b)                                    .12           .12(e)        .13           .16           .21(e)
  Net realized and unrealized gain (loss)                    (.60)          .43           .70           .71          (.12)
                                                        ---------     ---------     ---------     ---------     ---------
    Total from investment operations                         (.48)          .55           .83           .87           .09
                                                        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net investment income                                      (.39)         (.33)         (.30)         (.22)         (.36)
  Paid-in capital                                               -             -             -          (.10)         (.03)
                                                        ---------     ---------     ---------     ---------     ---------
    Total distributions                                      (.39)         (.33)         (.30)         (.32)         (.39)
                                                        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF YEAR                            $    6.80     $    7.67     $    7.45     $    6.92     $    6.37
                                                        =========     =========     =========     =========     =========
Total Return(c)                                             (6.34)%        7.58%        12.22%        14.04%         1.28%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions and expenses assumed                          1.95%         2.04%         1.99%         2.06%         1.88%
  Expenses, excluding expense
    reductions and expenses assumed                          2.03%         2.04%         1.99%         2.06%         1.92%
  Net investment income                                      1.71%         1.69%         1.79%         2.42%         3.20%

                                                                                YEAR ENDED 12/31
                                                        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005          2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------
    Net assets, end of year (000)                       $   4,636     $   5,291     $   3,719     $   2,842     $   1,519
    Portfolio turnover rate                                194.12%       260.11%       239.18%       216.16%       393.95%

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                                                                YEAR ENDED 12/31
                                                        -----------------------------------------------------------------
                                                          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                      $    7.67     $    7.45     $    6.92     $    6.37     $    6.66
                                                        =========     =========     =========     =========     =========
Investment operations
  Net investment income(b)                                    .12           .12(e)        .13           .17           .21(e)
  Net realized and unrealized gain (loss)                    (.59)          .43           .70           .71          (.11)
                                                        ---------     ---------     ---------     ---------     ---------
    Total from investment operations                         (.47)          .55           .83           .88           .10
                                                        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net investment income                                      (.39)         (.33)         (.30)         (.23)         (.36)
  Paid-in capital                                               -             -             -          (.10)         (.03)
                                                        ---------     ---------     ---------     ---------     ---------
    Total distributions                                      (.39)         (.33)         (.30)         (.33)         (.39)
                                                        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF YEAR                            $    6.81     $    7.67     $    7.45     $    6.92     $    6.37
                                                        =========     =========     =========     =========     =========
Total Return(c)                                             (6.20)%        7.59%        12.29%        14.19%         1.34%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions and expenses assumed                          1.95%         2.04%         1.99%         1.94%         1.84%
  Expenses, excluding expense
    reductions and expenses assumed                          2.02%         2.04%         1.99%         1.94%         1.88%
  Net investment income                                      1.70%         1.69%         1.79%         2.56%         3.23%

                                                                                YEAR ENDED 12/31
                                                        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005          2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                         $   7,004     $   6,235     $   5,212     $   2,989     $   2,152
  Portfolio turnover rate                                  194.12%       260.11%       239.18%       216.16%       393.95%

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                                                                YEAR ENDED 12/31
                                                        -----------------------------------------------------------------
                                                          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                      $    7.59     $    7.39     $    6.87     $    6.32     $    6.62
                                                        =========     =========     =========     =========     =========
Investment operations
  Net investment income(b)                                    .16           .16(e)        .17           .20           .24(e)
  Net realized and unrealized gain (loss)                    (.58)          .36           .69           .71          (.11)
                                                        ---------     ---------     ---------     ---------     ---------
    Total from investment operations                         (.42)          .52           .86           .91           .13
                                                        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net investment income                                      (.40)         (.32)         (.34)         (.25)         (.40)
  Paid-in capital                                               -             -             -          (.11)         (.03)
                                                        ---------     ---------     ---------     ---------     ---------
    Total distributions                                      (.40)         (.32)         (.34)         (.36)         (.43)
                                                        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF YEAR                            $    6.77     $    7.59     $    7.39     $    6.87     $    6.32
                                                        =========     =========     =========     =========     =========
Total Return(c)                                             (5.60)%        7.34%        12.78%        14.82%         1.84%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions and expenses assumed                          1.38%         1.49%         1.44%         1.51%         1.33%(d)
  Expenses, excluding expense
    reductions and expenses assumed                          1.39%         1.49%         1.44%         1.51%         1.37%(d)
  Net investment income                                      2.20%         2.24%         2.34%         2.96%         3.69%(d)

                                                                                YEAR ENDED 12/31
                                                        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005          2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                         $       2     $       2     $   1,904     $   1,082     $     526
  Portfolio turnover rate                                  194.12%       260.11%       239.18%       216.16%       393.95%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
GLOBAL INCOME FUND

                                                                                    10/19/2004(a)
                                                                    YEAR ENDED            TO
                                                                    12/31/2005       12/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                              $        7.66     $        7.38
                                                                  =============     =============
Investment operations
  Net investment income(b)                                                  .20               .04(e)
  Net realized and unrealized gain (loss)                                  (.60)              .37
                                                                  -------------     -------------
    Total from investment operations                                       (.40)              .41
                                                                  -------------     -------------
Distributions to shareholders from:
  Net investment income                                                    (.46)             (.13)
                                                                  -------------     -------------
    Total distributions                                                    (.46)             (.13)
                                                                  -------------     -------------
NET ASSET VALUE, END OF PERIOD                                    $        6.80     $        7.66
                                                                  =============     =============
Total Return(c)                                                           (5.28)%            5.79%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions and expenses assumed               .95%              .21%(d)
  Expenses, excluding expense reductions and expenses assumed              1.03%              .21%(d)
  Net investment income                                                    2.71%              .57%(d)

                                                                                    10/19/2004(a)
                                                                    YEAR ENDED            TO
SUPPLEMENTAL DATA:                                                  12/31/2005       12/31/2004
-------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                 $         564     $         577
  Portfolio turnover rate                                                194.12%           260.11%

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Interest expense is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Global Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios ("Funds") and their respective classes: Equity Series ("Global Equity Fund"), Classes A, B, C, P, and Y shares; and Income Series ("Global Income Fund"), Classes A, B, C, P, and Y shares. As of the date of this report, no P shares have been issued for Global Equity Fund. Global Equity Fund is diversified as defined under the Act. Global Income Fund is non-diversified.

Global Equity Fund's investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Global Income Fund's investment objective is high current income consistent with reasonable risk. Capital appreciation is a secondary consideration. Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of an original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of

     Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are generally allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions (net of foreign capital gains tax) on each Fund's Statements of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Funds may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net Change in Unrealized Appreciation (Depreciation) on Investments and Translation of Assets and Liabilities Denominated in Foreign Currencies on each Fund's Statements of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations.

(h) FUTURES CONTRACTS-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain (loss). When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

     Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of December 31, 2005, there were no open futures contracts.

(i) WHEN-ISSUED OR FORWARD TRANSACTIONS-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j) TBA SALE COMMITMENTS-Global Income Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k) MORTGAGE DOLLAR ROLLS-Global Income Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(l) REPURCHASE AGREEMENTS-The Funds may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).

     If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(m) STRUCTURED SECURITIES-The Funds may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the "Reference"), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity. As of December 31, 2005, there were no structured securities held in the Funds.

(n) REDEMPTION FEES-Until March 31, 2005 Global Equity Fund imposed a 2.00% redemption fee of the NAV of the shares being redeemed or exchanged within ten business days or less after such shares were acquired. This did not include shares acquired through the reinvestment of dividends or other distributions or certain automatic or systematic investment, exchange or withdrawal plans. The fees were retained by the Fund and are included as Paid-in Capital on the Statement of Asset and Liabilities. During the year ended December 31, 2005, the Fund collected $274 of redemption fees.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolios. The management fee is based on average daily net assets at the following annual rates:

Global Equity Fund      .75%
Global Income Fund      .50%

Effective January 1, 2006, the annual management fee rate for the Global Equity Fund was changed from a flat fee rate of .75% to the following annual rates:

..75% of the first $1 billion of average daily net assets;
..70% of the next $1 billion of average daily net assets;
..65% of average daily net assets over $2 billion.

Effective January 1, 2006, the annual management fee rate for the Global Income Fund was changed from a flat fee rate of .50% to the following annual rates:

..50% of the first $1 billion of average daily net assets;
..45% of average daily net assets over $1 billion.

For the fiscal year ended December 31, 2005, Lord Abbett contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses did not exceed the following annual rates(1):

GLOBAL EQUITY FUND        % OF AVERAGE
CLASS                 DAILY NET ASSETS
--------------------------------------
A                                 1.60%
B                                 2.25%
C                                 2.25%
Y                                 1.25%

GLOBAL INCOME FUND        % OF AVERAGE
CLASS                 DAILY NET ASSETS
--------------------------------------
A                                 1.30%
B                                 1.95%
C                                 1.95%
P                                 1.40%
Y                                  .95%

(1)  A similar agreement is in place through December 31, 2006.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS
Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE            CLASS A      CLASS B      CLASS C      CLASS P(2)
-----------------------------------------------------------------
Service         .25%          .25%         .25%            .20%
Distribution    .10%(1)       .75%         .75%            .25%

(1) The amount of CDSC collected by each Fund for the year ended December 31, 2005 was as follows:

                               CDSC
                          COLLECTED
-----------------------------------
Global Equity Fund           $  336
Global Income Fund           $   82

(2)  Global Income Fund only.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the year ended December 31, 2005:

                                        DISTRIBUTOR          DEALERS'
                                        COMMISSIONS       CONCESSIONS
---------------------------------------------------------------------
Global Equity Fund                    $      51,135    $      271,619
Global Income Fund                           39,358           191,160

Distributor received the following amount of CDSCs for the year ended December 31, 2005.

                            CLASS A           CLASS C
-----------------------------------------------------
Global Equity Fund    $          54    $          227
Global Income Fund              229             1,635

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid semiannually for Global Equity Fund, and declared daily and paid monthly for Global Income Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the years ended December 31, 2005 and 2004 are as follows:

                                                                GLOBAL EQUITY FUND                        GLOBAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
                                                   12/31/2005           12/31/2004           12/31/2005           12/31/2004
----------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                            $        1,804,916   $           92,395   $        3,998,731   $        3,243,877
Net capital gains                                   1,418,258                    -                    -                    -
----------------------------------------------------------------------------------------------------------------------------
    Total distributions paid               $        3,223,174   $           92,395   $        3,998,731   $        3,243,877
============================================================================================================================

As of December 31, 2005, the components of accumulated earnings (losses) on a tax-basis are as follows:

                                                                GLOBAL EQUITY FUND                        GLOBAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income - net                             $        1,071,774                        $        1,170,714
Undistributed long-term capital gains                                      568,165                                         -
----------------------------------------------------------------------------------------------------------------------------
    Total undistributed earnings                                $        1,639,939                        $        1,170,714
Capital loss carryforwards*                                                      -                                (7,207,128)
Temporary differences                                                      (48,401)                                 (281,275)
Unrealized gains (losses) - net                                          7,803,108                                  (261,819)
----------------------------------------------------------------------------------------------------------------------------
    Total accumulated earnings - net                            $        9,394,646                        $       (6,579,508)
============================================================================================================================

* As of December 31, 2005, the capital loss carryforwards, along with the related expiration dates are as follows:

                                                         2007                 2008                 2010                TOTAL
----------------------------------------------------------------------------------------------------------------------------
Global Income Fund                         $        1,473,226   $        2,677,712   $        3,056,190   $        7,207,128

Certain losses incurred after October 31 ("Post-October Losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Global Equity Fund and the Global Income Fund incurred and will elect to defer net currency losses of $17,189 and $225,226 of net capital losses respectively during fiscal 2005.

As of December 31, 2005, the Funds' aggregate unrealized security gains and (losses) based on cost for U.S. Federal income tax purposes are as follows:

                                                                GLOBAL EQUITY FUND                        GLOBAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
Tax cost                                                        $       77,617,994                        $       74,303,119
----------------------------------------------------------------------------------------------------------------------------
Gross unrealized gain                                                    9,429,305                                 1,189,331
Gross unrealized loss                                                   (1,628,422)                               (1,444,725)
----------------------------------------------------------------------------------------------------------------------------
    Net unrealized security gain (losses)                       $        7,800,883                        $         (255,394)
============================================================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended December 31, 2005 have been reclassified among the components of net assets based on their tax-basis treatment as follows:

                                                                     UNDISTRIBUTED
                                                                    (DISTRIBUTIONS
                                                                     IN EXCESS OF)          ACCUMULATED
                                                                    NET INVESTMENT         NET REALIZED              PAID-IN
                                                                            INCOME          GAIN (LOSS)              CAPITAL
----------------------------------------------------------------------------------------------------------------------------
Global Equity Fund                                              $          (40,679)  $           40,679           $        -
Global Income Fund                                                       1,467,266           (1,068,997)            (398,269)

The permanent differences are primarily attributable to the tax treatment of amortization, foreign currency transactions, certain foreign securities, and the expiration of capital loss carrryforwards.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2005 were as follows:

                                                         U.S.             NON-U.S.                 U.S.             NON-U.S.
                                                   GOVERNMENT           GOVERNMENT           GOVERNMENT           GOVERNMENT
                                                   PURCHASES*            PURCHASES               SALES*                SALES
----------------------------------------------------------------------------------------------------------------------------
Global Equity Fund                              $           -   $       80,385,406        $           -   $       74,263,882
Global Income Fund                                 97,884,650           50,084,446           89,565,604           45,498,990

*    Includes U.S. Government sponsored enterprises securities.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' Fees paid to outside Directors are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statements of Operations and in Directors' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.   LINE OF CREDIT

The Funds, along with certain other funds managed by Lord Abbett, have available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Effective December 9, 2005, the amount available to the funds under the Facility was increased from $200,000,000 to $250,000,000. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. At December 31, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended December 31, 2005.

9.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10.  INVESTMENT RISKS

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.

Global Income Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. The mortgage-related securities in which Global Income Fund may invest, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, may be particularly sensitive to changes in prevailing interest rates due to prepayment risk. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to Global Income Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which Global Income Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after Global Income Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Both Funds are subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions in which the Funds may engage, there is no guarantee that these transactions will be successful. They may lower a fund's return or result in significant losses.

These factors can affect each Fund's performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

GLOBAL EQUITY FUND

                                                                        YEAR ENDED                                YEAR ENDED
                                                                 DECEMBER 31, 2005                         DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------
                                                       SHARES               AMOUNT               SHARES               AMOUNT
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                         1,126,968   $       13,352,546            1,076,592   $       11,492,396
Reinvestment of distributions                         203,807            2,486,402                8,498               88,463
Shares reacquired                                    (887,399)         (10,473,236)          (1,010,748)         (10,777,785)
----------------------------------------------------------------------------------------------------------------------------
Increase                                              443,376   $        5,365,712               74,342   $          803,074
----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                           225,272   $        2,541,231              243,992   $        2,497,616
Reinvestment of distributions                          26,439              306,950                    -                    -
Shares reacquired                                    (169,332)          (1,904,868)            (145,640)          (1,479,850)
----------------------------------------------------------------------------------------------------------------------------
Increase                                               82,379   $          943,313               98,352   $        1,017,766
----------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                           310,034   $        3,494,424              325,101   $        3,320,284
Reinvestment of distributions                          26,384              306,842                    -                    -
Shares reacquired                                    (201,960)          (2,284,033)             (95,402)            (973,280)
----------------------------------------------------------------------------------------------------------------------------
Increase                                              134,458   $        1,517,233              229,699   $        2,347,004
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                PERIOD ENDED
                                                                                                          DECEMBER 31, 2004*
----------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES

Shares sold                                             5,109   $           61,637               39,098   $          414,362
Reinvestment of distributions                           1,474               17,999                    -                    -
Shares reacquired                                      (6,620)             (77,228)                   -                    -
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                       (37)  $            2,408               39,098   $          414,362
----------------------------------------------------------------------------------------------------------------------------

* For the period October 19, 2004 (commencement of offering of class shares) to December 31, 2004.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

GLOBAL INCOME FUND

                                                                         YEAR ENDED                                 YEAR ENDED
                                                                  DECEMBER 31, 2005                          DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
                                                       SHARES                AMOUNT               SHARES                AMOUNT
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                                         1,798,824    $       13,067,535            1,076,914    $        7,962,694
Reinvestment of distributions                         387,751             2,752,131              305,978             2,261,192
Shares reacquired                                  (1,784,881)          (12,878,565)          (1,679,359)          (12,333,405)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                   401,694    $        2,941,101             (296,467)   $       (2,109,519)
------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                           357,061    $        2,629,268              342,255    $        2,538,197
Reinvestment of distributions                          30,118               213,332               19,544               144,926
Shares reacquired                                    (395,519)           (2,877,917)            (171,329)           (1,260,647)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                    (8,340)   $          (35,317)             190,470    $        1,422,476
------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                           668,771    $        4,931,340              278,191    $        2,064,447
Reinvestment of distributions                          43,129               305,446               24,797               183,832
Shares reacquired                                    (495,781)           (3,591,039)            (189,877)           (1,412,365)
------------------------------------------------------------------------------------------------------------------------------
Increase                                              216,119    $        1,645,747              113,111    $          835,914
------------------------------------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                                                29    $              212               37,132    $          273,672
Reinvestment of distributions                               -(a)                  3                    -(a)                  3
Shares reacquired                                         (35)                 (247)            (294,610)           (2,109,470)
------------------------------------------------------------------------------------------------------------------------------
Decrease                                                   (6)   $              (32)            (257,478)   $       (1,835,795)
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  PERIOD ENDED
                                                                                                           DECEMBER 31, 2004**
------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES

Shares sold                                             4,118    $           28,480               74,088    $          551,282
Reinvestment of distributions                           5,036                35,790                1,126                 8,559
Shares reacquired                                      (1,571)              (10,950)                 160                 1,188
------------------------------------------------------------------------------------------------------------------------------
Increase                                                7,583    $           53,320               75,374    $          561,029
------------------------------------------------------------------------------------------------------------------------------

** For the period October 19, 2004 (commencement of offering of class shares) to December 31, 2004.
(a)  Amount represents less than 1 share.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT GLOBAL FUND, INC. - EQUITY SERIES AND INCOME SERIES:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of Lord Abbett Global Fund, Inc. - Equity Series and Income Series (collectively the "Funds"), as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows of Income Series for the year then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Global Fund, Inc. - Equity Series and Income Series as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the cash flows of Income Series for the year then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 27, 2006

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also approves an investment adviser to the Company and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR
The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 54 portfolios or series.

                                      CURRENT POSITION
NAME, ADDRESS AND                    LENGTH OF SERVICE              PRINCIPAL OCCUPATION                   OTHER
YEAR OF BIRTH                           WITH COMPANY               DURING PAST FIVE YEARS              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                   Director since 1995; Chairman   Managing Partner and Chief      N/A
Lord, Abbett & Co. LLC          since 1996                      Executive Officer of Lord
90 Hudson Street                                                Abbett since 1996.
Jersey City, NJ 07302
(1945)

                                   ----------

INDEPENDENT DIRECTORS
The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 54 portfolios or series.

                                      CURRENT POSITION
NAME, ADDRESS AND                    LENGTH OF SERVICE              PRINCIPAL OCCUPATION                   OTHER
YEAR OF BIRTH                           WITH COMPANY               DURING PAST FIVE YEARS              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW               Director since 1994             Managing General Partner,       Currently serves as director
Lord, Abbett & Co. LLC                                          Bigelow Media, LLC (since       of Adelphia Communications,
c/o Legal Dept.                                                 2000); Senior Adviser, Time     Inc., Crane Co., and Huttig
90 Hudson Street                                                Warner Inc. (1998 - 2000);      Building Products Inc.
Jersey City, NJ 07302                                           Acting Chief Executive Officer
(1941)                                                          of Courtroom Television
                                                                Network (1997 - 1998);
                                                                President and Chief Executive
                                                                Officer of Time Warner Cable
                                                                Programming, Inc. (1991 -
                                                                1997).

WILLIAM H.T. BUSH               Director since 1998             Co-founder and Chairman of the  Currently serves as director
Lord, Abbett & Co. LLC                                          Board of the financial          of WellPoint, Inc. (since
c/o Legal Dept.                                                 advisory firm of                2002), and Engineered Support
90 Hudson Street                                                Bush-O'Donnell & Company        Systems, Inc. (since 2000).
Jersey City, NJ 07302                                           (since 1986).
(1938)

                                      CURRENT POSITION
NAME, ADDRESS AND                    LENGTH OF SERVICE              PRINCIPAL OCCUPATION                   OTHER
YEAR OF BIRTH                           WITH COMPANY               DURING PAST FIVE YEARS              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.          Director since 1998             Managing Director of Monitor    Currently serves as director
Lord, Abbett & Co. LLC                                          Clipper Partners (since 1997)   of Avondale, Inc. and
c/o Legal Dept.                                                 and President of Clipper Asset  Interstate Bakeries Corp.
90 Hudson Street                                                Management Corp. (since 1991),
Jersey City, NJ 07302                                           both private equity investment
(1942)                                                          funds.

JULIE A. HILL                   Director since 2004             Owner and CEO of the Hillsdale  Currently serves as director
Lord, Abbett & Co. LLC                                          Companies, a business           of WellPoint, Inc.; Resources
c/o Legal Dept.                                                 consulting firm (since 1998);   Connection Inc.; and Holcim
90 Hudson Street                                                Founder, President and Owner    (US) Inc. (a subsidiary of
Jersey City, NJ 07302                                           of the Hiram-Hill and           Holcim Ltd.).
(1946)                                                          Hillsdale Development
                                                                Companies (1998 - 2000).

FRANKLIN W. HOBBS               Director since 2000             Former Chief Executive Officer  Currently serves as director
Lord, Abbett & Co. LLC                                          of Houlihan Lokey Howard &      of Adolph Coors Company.
c/o Legal Dept.                                                 Zukin, an investment bank
90 Hudson Street                                                (January 2002 - April 2003);
Jersey City, NJ 07302                                           Chairman of Warburg Dillon
(1947)                                                          Read (1999 - 2001); Global
                                                                Head of Corporate Finance of
                                                                SBC Warburg Dillon Read (1997
                                                                - 1999); Chief Executive
                                                                Officer of Dillon, Read & Co.
                                                                (1994 - 1997).

C. ALAN MACDONALD               Director since 1998             Retired - General Business and  Currently serves as director
Lord, Abbett & Co. LLC                                          Governance Consulting (since    of H.J. Baker (since 2003).
c/o Legal Dept.                                                 1992); formerly President and
90 Hudson Street                                                CEO of Nestle Foods.
Jersey City, NJ 07302
(1933)

THOMAS J. NEFF                  Director since 1988             Chairman of Spencer Stuart      Currently serves as director
Lord, Abbett & Co. LLC                                          (U.S.), an executive search     of Ace, Ltd. (since 1997) and
c/o Legal Dept.                                                 consulting firm (since 1996);   Hewitt Associates, Inc.
90 Hudson Street                                                President of Spencer Stuart
Jersey City, NJ 07302                                           (1979 - 1996).
(1937)

OFFICERS
None of the officers listed below have received compensation from the Company. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                              CURRENT POSITION               LENGTH OF SERVICE              PRINCIPAL OCCUPATION
YEAR OF BIRTH                           WITH COMPANY                OF CURRENT POSITION            DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                   Chief Executive Officer and     Elected in 1995                 Managing Partner and Chief
(1945)                          President                                                       Executive Officer of Lord
                                                                                                Abbett (since 1996).

DANIEL H. FRASCARELLI           Executive Vice President        Elected in 2005                 Partner and Investment
(1954)                                                                                          Manager, joined Lord Abbett in
                                                                                                1990.

ROBERT I. GERBER                Executive Vice President        Elected in 2001                 Partner and Director of
(1954)                                                                                          Taxable Fixed Income
                                                                                                Management, joined Lord Abbett
                                                                                                in 1997.

JERALD LANZOTTI                 Executive Vice President        Elected in 1997                 Partner and Fixed Income
(1967)                                                                                          Investment Manager, joined
                                                                                                Lord Abbett in 1996.

HAROLD E. SHARON                Executive Vice President        Elected in 2003                 Investment Manager and
(1960)                                                                                          Director, International Core
                                                                                                Equity, joined Lord Abbett in
                                                                                                2003; formerly Financial
                                                                                                Industry Consultant for
                                                                                                Venture Capitalist (2001 -
                                                                                                2003); prior thereto Managing
                                                                                                Director of Warburg Pincus
                                                                                                Asset Management and Credit
                                                                                                Suisse Asset Management.

JAMES BERNAICHE                 Chief Compliance Officer        Elected in 2004                 Chief Compliance Officer,
(1956)                                                                                          joined Lord Abbett in 2001;
                                                                                                formerly Vice President and
                                                                                                Chief Compliance Officer with
                                                                                                Credit Suisse Asset
                                                                                                Management.

JOAN A. BINSTOCK                Chief Financial Officer and     Elected in 1999                 Partner and Chief Operations
(1954)                          Vice President                                                  Officer, joined Lord Abbett in
                                                                                                1999.

JOHN K. FORST                   Vice President and Assistant    Elected in 2005                 Deputy General Counsel, joined
(1960)                          Secretary                                                       Lord Abbett in 2004; prior
                                                                                                thereto Managing Director and
                                                                                                Associate General Counsel at
                                                                                                New York Life Investment
                                                                                                Management LLC (2002 - 2003);
                                                                                                formerly Attorney at Dechert
                                                                                                LLP (2000 - 2002).

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

NAME AND                              CURRENT POSITION               LENGTH OF SERVICE              PRINCIPAL OCCUPATION
YEAR OF BIRTH                           WITH COMPANY                OF CURRENT POSITION            DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
LAWRENCE H. KAPLAN              Vice President and Secretary    Elected in 1997                 Partner and General Counsel,
(1957)                                                                                          joined Lord Abbett in 1997.

ROBERT G. MORRIS                Vice President                  Elected in 1995                 Partner and Chief Investment
(1944)                                                                                          Officer, joined Lord Abbett in
                                                                                                1991.

A. EDWARD OBERHAUS, III         Vice President                  Elected in 1996                 Partner and Manager of Equity
(1959)                                                                                          Trading, joined Lord Abbett in
                                                                                                1983.

CHRISTINA T. SIMMONS            Vice President and Assistant    Elected in 2001                 Assistant General Counsel,
(1957)                          Secretary                                                       joined Lord Abbett in 1999.

BERNARD J. GRZELAK              Treasurer                       Elected in 2003                 Director of Fund
(1971)                                                                                          Administration, joined Lord
                                                                                                Abbett in 2003; formerly Vice
                                                                                                President, Lazard Asset
                                                                                                Management LLC (2000 - 2003);
                                                                                                prior thereto Manager of
                                                                                                Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Company's Directors. It is available free upon request.

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 7 and 8, 2005, the Board, including all Directors who are not interested persons, considered whether to approve the continuation of the existing management agreements between the Global Equity Fund and the Global Income Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of each Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing each Fund.

The specific considerations for each Fund are set forth below.

GLOBAL EQUITY FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods and in the fifth quintile in the ten-year period. The Board also observed that the performance was below that of the Lipper Global Large-Cap Core Index for the nine-month, five-year, and ten-year periods and above that of the Index for the one- and three-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual management and administrative services fees were approximately eighteen basis points below the median of the peer group and the actual management and administrative services fees were approximately five basis points below the median of the peer group. The Board observed that Lord Abbett had implemented a total expense cap for the Fund that limited the total expense ratio of Class A to not more than 1.60%, the total expense ratios of Classes B and C to not more than 2.25%, and the total expense ratio of Class Y to not more than 1.25%. The Board observed that the total expense ratio of Class A was approximately ten basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately fifteen basis points below the median of the peer group, and the total expense ratio of Class Y was approximately one basis point below the median of the peer group. The Board also observed that transfer agent and custodian expenses of the Fund were higher than for most of the peer group, due to the relatively small average account size.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

GLOBAL INCOME FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month, one-year, and ten-year periods, and in the fourth quintile for the three-year period, and in the third quintile for the five-year period. The Board also observed that the performance was below that of the Lipper Global Income Fund Index for all of the periods. The Board noted that it was difficult to find an adequate performance comparison for the Fund, because the Fund invested to a greater degree in high-quality debt securities than most other global income funds.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual management and administrative services fees were approximately ten basis points below the median of the peer group and that the actual management and administrative services fees were approximately eight basis points below the median of the peer group. The Board observed that Lord Abbett had implemented a total expense cap for the Fund that limited the total expense ratio of Class A to not more than 1.30%, the total expense ratios of Classes B and C to not more than 1.95%, the total expense ratio of Class P to not more than 1.40%, and the total expense ratio of Class Y to not more than 0.95%. The Board observed that the actual total expense ratio of Class A was approximately one basis point above the median of the peer group, the total expense ratios of Classes B and C were approximately four basis points below the median of the peer group, the actual total expense ratio of Class P was approximately nineteen basis points above the median of the peer group, and the total expense ratio of Class Y was approximately twenty basis points above the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

TAX INFORMATION

78.73% of the ordinary income distribution paid by the Global Equity Fund during fiscal 2005 is qualified dividend income. For corporate shareholders, 41.05% of the Global Equity Fund's ordinary income distribution qualified for the dividends received deduction.

Additionally, of the distributions paid by Global Equity Fund to shareholders during the fiscal year ended December 31, 2005, $1,418,258 represents long-term capital gains.

Also, for foreign shareholders, of the distributions paid by Global Equity Fund to shareholders during the fiscal year ended December 31, 2005, $1,539,590 represents short-term capital gain dividends. Of the distributions paid by Global Income Fund during the year ended December 31, 2005, $919,415 represents interest-related dividends.

[LORD ABBETT(R) LOGO]

        This report when not used for the
      general information of shareholders of
      the fund, is to be distributed only if
             preceded or accompanied
          by a current fund prospectus.                      Lord Abbett Global Fund, Inc.
                                                                 Equity Series
Lord Abbett mutual fund shares are distributed by                Income Series                                LAGF-2-1205
           LORD ABBETT DISTRIBUTOR LLC                                                                            (2/06)

ITEM 2:     CODE OF ETHICS.

      (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended December 31, 2005 (the "Period").

      (b)   Not applicable.

      (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

      (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

      (e)   Not applicable.

      (f) See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.

            The Registrant's Board of Directors has determined that each of the following independent Directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2005 and 2004 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                              FISCAL YEAR ENDED:
                                               2005         2004
                                            ---------    ---------
            Audit Fees {a}                  $  73,000    $  73,000
            Audit-Related Fees {b}                 20           22
                                            ---------    ---------

            Total audit and audit-related
              fees                             73,020       73,022
                                            ---------    ---------

            Tax Fees {c}                       14,721       14,129
            All Other Fees {d}                  - 0 -        - 0 -
                                            ---------    ---------
            Total Fees                      $  87,741    $  87,151
                                            ---------    ---------

----------

            {a} Consists of fees for audits of the Registrant's annual financial statements.

            {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

            {c} Fees for the fiscal years ended December 31, 2005 and 2004 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

            {d} Not applicable.

       (e)(1)Pursuant to Rule 2-01(c)(7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

                  - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

                  - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

            The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

       (e)(2)The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

       (f)  Not applicable.

       (g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4
            (a), (b), (c) and (d) as "All Other Fees".

            The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended December 31, 2005 and 2004 were:

                                              FISCAL YEAR ENDED:
                                               2005        2004
            All Other Fees {a}              $ 105,500    $ 120,650

--------

            {a} Consist of fees for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's Asset Management Services ("SAS 70 Report").

            The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended December 31, 2005 and 2004 were:

                                              FISCAL YEAR ENDED:
                                               2005         2004
            All Other Fees                  $   - 0 -   $    - 0 -

       (h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.

            Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8:     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            Not applicable.

ITEM 11:    CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:    EXHIBITS.

      (a)(1) Amendments to Code of Ethics - Not applicable.

      (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (a)(3) Not applicable.

      (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT GLOBAL FUND, INC.


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                      LORD ABBETT GLOBAL FUND, INC.


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: February 23, 2006